Balance Sheet Components - inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Work in process inventory	$ 15,296	$ 2,535
Batteries	5,547	1,045
Total inventory	$ 20,843	$ 3,580